Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Operating leases, rental expense	$ 9.2	$ 7.7	$ 7.0
Supply agreement expiration date	Jun. 01, 2017
Supply agreement, description	The agreement requires Thilmany to pay us a variable charge for the paper purchased and a fixed charge for the availability of the no. 5 paper machine.
Latest Expiration
Commitments and Contingencies Disclosure [Line Items]
Operating leases, expiration year	2022